Property and Equipment, Net (Details)	12 Months Ended
	Mar. 31, 2025 HKD ($)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 HKD ($)
Property and Equipment, Net [Abstract]
Depreciation expense of property and equipment	$ 75,851	$ 9,751	$ 70,017